Average Annual Total Returns	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free USA Fund Class A 1 year	Delaware Tax-Free USA Fund Class A 5 years	Delaware Tax-Free USA Fund Class A 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Fund Class C 1 year	Delaware Tax-Free USA Fund Class C 5 years	Delaware Tax-Free USA Fund Class C 10 years	Delaware Tax-Free USA Fund Institutional Class 1 year	Delaware Tax-Free USA Fund Institutional Class 5 years	Delaware Tax-Free USA Fund Institutional Class 10 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 10 years	Delaware Tax-Free USA Intermediate Fund Class A 1 year	Delaware Tax-Free USA Intermediate Fund Class A 5 years	Delaware Tax-Free USA Intermediate Fund Class A 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Intermediate Fund Class C 1 year	Delaware Tax-Free USA Intermediate Fund Class C 5 years	Delaware Tax-Free USA Intermediate Fund Class C 10 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 1 year	Delaware Tax-Free USA Intermediate Fund Institutional Class 5 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 10 years
Total	(8.53%)	1.25%	2.13%	(19.97%)	(0.22%)	1.32%	(19.97%)	(0.36%)	1.23%	(10.65%)	0.62%	1.81%	(17.66%)	(0.06%)	1.03%	(16.02%)	0.97%	2.05%	(6.42%)	1.48%	2.07%	(14.58%)	0.12%	1.13%	(14.58%)	0.12%	1.12%	(7.52%)	0.81%	1.54%	(13.65%)	(0.15%)	0.56%	(11.93%)	0.85%	1.57%